Assets Held for Sale - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investment [Line Items]
Proceeds on sale of Pioneer Pipeline	$ 0	$ 0	$ 128
Gain on sale of assets and other	$ 4	$ 52	$ 54